Bank Operating Loans (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	$ 4,900,000,000
Bank operating loan
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	900,000,000	$ 900,000,000
Letter of credit, maximum borrowing capacity	436,000,000	439,000,000
Unsecured bank loans received	0	0
Sunrise Oil Sands Partnership | Unsecured demand credit facility
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	10,000,000	10,000,000
Husky Energy Inc. | Sunrise Oil Sands Partnership | Unsecured demand credit facility
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	$ 5,000,000	$ 5,000,000